Average Annual Total Returns - Short-Term Bond Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	5.00%	2.29%	2.54%	3.80%	1.38%	1.61%	2.95%	1.35%	1.56%	4.99%	2.40%	2.67%	2.38%	1.61%	1.81%	[1]	5.05%	3.04%	[1]		5.01%	2.24%	2.33%	4.70%	2.02%	2.18%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and the R6 Shares are August 1, 2010, and December 1, 2016, respectively.